Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Egypt, Pounds
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	27.00%	9.00%
Currency appreciation risk | South African rand
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	12.00%	13.00%
Increase/ (decrease) in Profit before taxation	€ 87	€ 134
Currency appreciation risk | Turkey & Romania
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	43.00%	39.00%
Increase/ (decrease) in Profit before taxation	€ 33	€ 83
Currency appreciation risk | Sterling
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	3.00%	2.00%
Increase/ (decrease) in Profit before taxation	€ (46)	€ (67)
Currency appreciation risk | Egypt, Pounds
Capital and financial risk management
Increase/ (decrease) in Profit before taxation	€ 116	€ 41